John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 12/31/2021

Fund’s investments
As of 12-31-21 (unaudited)
	Shares	Value
Common stocks 98.2%		$20,453,232,705
(Cost $13,623,522,510)
Communication services 1.8%		374,192,942
Entertainment 1.0%
Activision Blizzard, Inc.	1,125,288	74,865,411
Live Nation Entertainment, Inc. (A)	1,057,682	126,593,959
Interactive media and services 0.3%
Yelp, Inc. (A)	1,727,667	62,610,652
Media 0.5%
TEGNA, Inc.	5,933,347	110,122,920
Consumer discretionary 13.6%		2,824,308,512
Auto components 1.0%
Gentex Corp.	2,839,730	98,964,591
Lear Corp.	635,548	116,273,507
Automobiles 0.8%
Harley-Davidson, Inc.	4,453,455	167,850,719
Distributors 0.6%
LKQ Corp.	2,132,323	128,003,350
Hotels, restaurants and leisure 3.7%
Carnival Corp. (A)	1,094,481	22,020,958
Darden Restaurants, Inc.	630,158	94,927,001
Expedia Group, Inc. (A)	655,528	118,467,020
International Game Technology PLC	1,930,254	55,803,643
Las Vegas Sands Corp. (A)	2,117,700	79,710,228
Marriott International, Inc., Class A (A)	748,937	123,754,350
Norwegian Cruise Line Holdings, Ltd. (A)	993,710	20,609,545
Royal Caribbean Cruises, Ltd. (A)	323,584	24,883,610
Travel + Leisure Company	1,323,566	73,153,493
Wyndham Hotels & Resorts, Inc.	1,678,939	150,516,881
Household durables 2.3%
Mohawk Industries, Inc. (A)	850,062	154,864,295
Tempur Sealy International, Inc.	2,168,260	101,973,268
Whirlpool Corp.	923,104	216,615,585
Leisure products 1.7%
Callaway Golf Company (A)	2,007,678	55,090,684
Hasbro, Inc.	1,602,053	163,056,954
Polaris, Inc.	1,263,918	138,917,227
Specialty retail 3.5%
AutoZone, Inc. (A)	191,852	402,196,614
Best Buy Company, Inc.	509,654	51,780,846
Foot Locker, Inc.	1,705,994	74,432,518
Ross Stores, Inc.	1,084,950	123,988,086
Ulta Beauty, Inc. (A)	161,162	66,453,539
Consumer staples 1.7%		360,299,280
Beverages 1.0%
Coca-Cola Europacific Partners PLC	2,445,146	136,757,016
Keurig Dr. Pepper, Inc.	2,286,005	84,262,144
Food and staples retailing 0.7%
U.S. Foods Holding Corp. (A)	3,998,855	139,280,120
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy 7.3%		$1,520,905,265
Energy equipment and services 2.0%
ChampionX Corp. (A)	3,242,007	65,520,961
Halliburton Company	5,271,568	120,560,760
Schlumberger NV	7,798,395	233,561,930
Oil, gas and consumable fuels 5.3%
ConocoPhillips	3,318,644	239,539,724
Devon Energy Corp.	2,691,158	118,545,510
Diamondback Energy, Inc.	1,601,055	172,673,782
HollyFrontier Corp.	2,884,974	94,569,448
Marathon Petroleum Corp.	2,783,930	178,143,681
Pioneer Natural Resources Company	933,462	169,778,069
Valero Energy Corp.	1,704,319	128,011,400
Financials 18.0%		3,745,154,337
Banks 7.7%
East West Bancorp, Inc.	3,269,258	257,225,219
Fifth Third Bancorp	9,605,892	418,336,597
Huntington Bancshares, Inc.	22,922,788	353,469,391
KeyCorp	14,303,438	330,838,521
Truist Financial Corp.	4,285,533	250,917,957
Capital markets 2.8%
Ameriprise Financial, Inc.	1,545,127	466,103,009
State Street Corp.	1,185,312	110,234,016
Consumer finance 2.4%
Capital One Financial Corp.	622,209	90,276,304
Discover Financial Services	2,141,915	247,519,697
SLM Corp.	3,868,486	76,093,120
Synchrony Financial	1,935,190	89,773,464
Insurance 4.8%
Aflac, Inc.	1,446,732	84,474,681
Alleghany Corp. (A)	259,557	173,277,658
American International Group, Inc.	2,981,234	169,512,965
Aon PLC, Class A	488,815	146,918,236
Everest Re Group, Ltd.	625,084	171,223,009
Globe Life, Inc.	1,109,693	104,000,428
RenaissanceRe Holdings, Ltd.	431,769	73,111,445
The Travelers Companies, Inc.	508,932	79,612,233
Thrifts and mortgage finance 0.3%
Essent Group, Ltd.	1,147,296	52,236,387
Health care 9.3%		1,930,941,407
Health care equipment and supplies 1.1%
Boston Scientific Corp. (A)	1,674,334	71,125,708
Zimmer Biomet Holdings, Inc.	1,256,773	159,660,442
Health care providers and services 5.6%
AmerisourceBergen Corp.	1,470,199	195,374,745
Centene Corp. (A)	1,987,182	163,743,797
Cigna Corp.	337,233	77,438,814
HCA Healthcare, Inc.	580,195	149,063,699
Humana, Inc.	423,093	196,255,919
Laboratory Corp. of America Holdings (A)	267,412	84,023,525
Molina Healthcare, Inc. (A)	401,575	127,732,976
Universal Health Services, Inc., Class B	1,343,216	174,161,387
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Health care (continued)
Life sciences tools and services 2.4%
Avantor, Inc. (A)	4,768,412	$200,940,882
ICON PLC (A)	919,002	284,614,919
Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC (A)	367,383	46,804,594
Industrials 20.2%		4,210,599,549
Aerospace and defense 5.8%
BWX Technologies, Inc.	2,103,776	100,728,795
Curtiss-Wright Corp.	725,111	100,551,142
General Dynamics Corp.	694,365	144,754,272
Hexcel Corp. (A)	2,210,591	114,508,614
Howmet Aerospace, Inc.	5,905,102	187,959,397
Huntington Ingalls Industries, Inc.	515,494	96,263,350
L3Harris Technologies, Inc.	704,681	150,266,176
Maxar Technologies, Inc.	2,022,487	59,724,041
Textron, Inc.	3,418,290	263,891,988
Air freight and logistics 0.5%
Expeditors International of Washington, Inc.	760,320	102,103,373
Airlines 0.5%
Alaska Air Group, Inc. (A)	2,127,202	110,827,224
Building products 1.8%
Advanced Drainage Systems, Inc.	728,015	99,104,682
Masco Corp.	1,566,737	110,016,272
Owens Corning	742,196	67,168,738
Resideo Technologies, Inc. (A)	3,437,173	89,469,613
Electrical equipment 3.7%
AMETEK, Inc.	1,953,784	287,284,399
Eaton Corp. PLC	1,845,512	318,941,384
Sensata Technologies Holding PLC (A)	1,221,182	75,334,718
Vertiv Holdings Company	3,795,217	94,766,568
Machinery 4.7%
Altra Industrial Motion Corp.	1,711,064	88,239,570
Dover Corp.	1,957,050	355,400,280
ITT, Inc.	1,660,714	169,708,364
Oshkosh Corp.	1,379,560	155,490,208
Parker-Hannifin Corp.	641,181	203,972,500
Professional services 2.5%
ASGN, Inc. (A)	1,209,506	149,253,040
Leidos Holdings, Inc.	1,315,862	116,980,132
Robert Half International, Inc.	1,518,289	169,319,589
Science Applications International Corp.	1,017,123	85,021,312
Road and rail 0.7%
Norfolk Southern Corp.	482,180	143,549,808
Information technology 9.7%		2,023,604,855
Electronic equipment, instruments and components 1.9%
Flex, Ltd. (A)	4,879,025	89,432,528
TE Connectivity, Ltd.	1,882,340	303,696,736
IT services 2.6%
Cognizant Technology Solutions Corp., Class A	1,570,890	139,369,361
EVERTEC, Inc.	2,215,581	110,734,738
Fidelity National Information Services, Inc.	1,512,811	165,123,321
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
Global Payments, Inc.	936,575	$126,606,209
Semiconductors and semiconductor equipment 2.6%
KLA Corp.	232,195	99,869,391
NXP Semiconductors NV	909,607	207,190,282
Qorvo, Inc. (A)	1,489,369	232,922,418
Software 1.4%
NortonLifeLock, Inc.	6,710,350	174,334,893
SS&C Technologies Holdings, Inc.	1,399,950	114,767,901
Technology hardware, storage and peripherals 1.2%
NetApp, Inc.	1,491,106	137,166,841
Western Digital Corp. (A)	1,876,863	122,390,236
Materials 5.4%		1,121,525,111
Chemicals 4.3%
Axalta Coating Systems, Ltd. (A)	3,267,065	108,205,193
Corteva, Inc.	3,878,030	183,353,258
DuPont de Nemours, Inc.	2,256,486	182,278,939
FMC Corp.	1,901,592	208,965,945
Ingevity Corp. (A)	522,339	37,451,706
PPG Industries, Inc.	618,170	106,597,235
The Mosaic Company	1,685,926	66,240,033
Containers and packaging 1.1%
Avery Dennison Corp.	360,578	78,090,377
Crown Holdings, Inc.	1,359,089	150,342,425
Real estate 7.3%		1,523,841,274
Equity real estate investment trusts 7.3%
American Homes 4 Rent, Class A	2,951,855	128,730,397
Cousins Properties, Inc.	2,942,218	118,512,541
Duke Realty Corp.	3,602,355	236,458,582
Equity Residential	2,254,340	204,017,770
Essex Property Trust, Inc.	423,586	149,199,697
Healthpeak Properties, Inc.	2,984,716	107,718,400
Kilroy Realty Corp.	1,440,011	95,703,131
Lamar Advertising Company, Class A	833,719	101,130,115
Regency Centers Corp.	2,483,856	187,158,550
Welltower, Inc.	2,275,995	195,212,091
Utilities 3.9%		817,860,173
Electric utilities 2.1%
American Electric Power Company, Inc.	903,123	80,350,853
Edison International	2,325,487	158,714,488
Entergy Corp.	1,705,641	192,140,459
Multi-utilities 1.8%
CenterPoint Energy, Inc.	9,717,436	271,213,639
DTE Energy Company	965,708	115,440,734

	Yield (%)	Shares	Value
Short-term investments 1.5%			$316,168,194
(Cost $316,168,194)
Short-term funds 1.5%			316,168,194
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	316,168,194	316,168,194

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

Total investments (Cost $13,939,690,704) 99.7%	$20,769,400,899
Other assets and liabilities, net 0.3%	56,736,660
Total net assets 100.0%	$20,826,137,559

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$1,229,904	$165,654,304	$(166,885,634)	$1,402	$24	$140,110	$2,558	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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